Revenue - Summary of revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of revenue from contracts with customers [line items]
Sale of Services	$ 458.0	₨ 37,630.8	₨ 38,711.2	₨ 33,747.3
Total revenue from contract with customers	42,068.4	3,456,760.9	2,717,021.9	2,451,691.1
Realised revenue hedges	(690.6)	(56,750.1)	7,626.5	(10,540.1)
Revenues	41,377.8	3,400,010.8	2,724,648.4	2,441,151.0
Vehicles [member]
Disclosure of revenue from contracts with customers [line items]
Sale of products	35,984.2	2,956,819.0	2,263,993.8	2,073,997.4
Spare Parts [member]
Disclosure of revenue from contracts with customers [line items]
Sale of products	3,934.2	323,276.4	287,792.9	244,181.9
Miscellaneous [member]
Disclosure of revenue from contracts with customers [line items]
Sale of products	$ 1,692.0	₨ 139,034.7	₨ 126,524.0	₨ 99,764.5